Leases - Weighted average remaining lease term (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted average remaining lease term (in years) - finance leases	10 years	9 years 2 months 12 days
Weighted average remaining lease term (in years) - operating leases	6 years 3 months 18 days	6 years 2 months 12 days
Weighted average discount rate - finance leases	11.20%	11.20%
Weighted average discount rate - operating leases	10.90%	11.00%